Summary of Significant Accounting Policies and Practices - Going Concern (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Operating cash flows	$ (1,852,230)
Draft Kings Inc
Accounting Policies [Line Items]
Operating cash flows		$ (78,880,000)	$ (45,579,000)	$ (88,437,000)